BASIC AND DILUTED NET INCOME PER SHARE	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Net income per share
BASIC AND DILUTED NET INCOME PER SHARE

NOTE 3.	BASIC AND DILUTED NET INCOME PER SHARE

Basic net income per share is based upon the weighted average number of common shares outstanding. This calculation also includes the weighted average number of Series B Convertible Preferred shares outstanding as they are deemed to be substantially similar to the common shares and shareholders are entitled to the same liquidation and dividend rights. Diluted net income per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. The Company does not have any options or warrants or other dilutive financial instruments. As such, basic and diluted earnings per share are the same.

On August 25, 2021 the Company adopted the Concierge Technologies, Inc. 2021 Omnibus Equity Incentive Plan (the “Plan”) and had not issued any awards under the Plan as of September 30, 2021. The Company has also authorized a reverse stock split of its Common Stock by a ratio of not less than 1-for-1.5 and not more than 1-for-2.75 (the “Reverse Stock Split”) at any time prior to the one year anniversary of filing of a definitive Information Statement on Schedule 14C with the Board of Directors (the “Board”) having the discretion as to whether or not the Reverse Stock Split is to be effected, and with the exact ratio of any Reverse Stock Split to be set within the above range as determined by the Board in its discretion.

Basic and diluted net income per share reflects the effects of shares actually potentially issuable upon conversion of convertible preferred stock.

The components of basic and diluted earnings per share were as follows:

	For the Three Months Ended September 30, 2021
	Net Loss	Shares	Per Share
Basic net loss per share:
Net loss available to common shareholders	$(1,830,770)	37,445,919	$(0.05)
Net loss available to preferred shareholders	(50,223)	1,027,240	$(0.05)
Basic and diluted net loss per share	$(1,880,993)	38,473,159	$(0.05)

	For the Three Months Ended September 30, 2020
	Net Income	Shares	Per Share
Basic net income per share:
Net income available to common shareholders	$2,158,248	37,412,519	$0.06
Net income available to preferred shareholders	61,186	1,060,640	$0.06
Basic and diluted net income per share	$2,219,434	38,473,159	$0.06

NOTE 3.	BASIC AND DILUTED NET INCOME PER SHARE

Basic net income per share is based upon the weighted average number of common shares outstanding. This calculation includes the weighted average number of Series B Convertible Preferred shares outstanding also, as they are deemed to be substantially similar to the common shares and shareholders are entitled to the same liquidation and dividend rights. Diluted net income per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. The Company does not have any options or warrants or other dilutive financial instruments. As such, basic and diluted earnings per share are the same.

Basic and diluted net income per share reflects the effects of shares actually potentially issuable upon conversion of convertible preferred stock.

The components of basic and diluted earnings per share were as follows:

	For the year ended June 30, 2021
	Net Income	Shares	Per Share
Basic and diluted income per share:
Net income available to common shareholders	$5,693,262	37,445,919	$0.15
Net income available to preferred shareholders	156,181	1,027,240	$0.15
Basic and diluted income per share	$5,849,443	38,473,159	$0.15

	For the year ended June 30, 2020
	Net Income	Shares	Per Share
Basic and diluted income per share:
Net income available to common shareholders	$1,724,483	37,390,524	$0.05
Net income available to preferred shareholders	48,918	1,060,640	$0.05
Basic and diluted income per share	$1,773,401	38,451,164	$0.05